Discontinued Operations - Schedule of Discontinued Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Revenue	$ 2,530	$ 113,432	$ 311,672	$ 214,101
Cost of revenue	0	53,449	205,742	107,195
Gross Profit	2,530	59,983	105,930	106,906
Operating expenses	20,142	158,268	587,580	178,340
Loss from operations	(17,612)	(98,285)	(481,650)	(71,434)
Other Expenses	0	(1,008)	(722,135)	(9,054)
Net loss	$ (17,612)	$ (99,293)	$ (1,203,785)	$ (80,488)